Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of income and losses from discontinued operations

	For the Year Ended
	December 31,	December 31,	December 31,
	2025	2024	2023

REVENUES	$—	$—	$2,589,823
COST OF REVENUES	—	—	1,603,887

GROSS PROFIT	—	—	985,936

OPERATING EXPENSES:
Selling	—	—	607,424
General and administrative	—	—	954,576
Research and development	—	—	922,343
Long-live assets impairment	—	—	2,602,589
Total operating expenses	—	—	5,086,932

LOSS FROM OPERATIONS	—	—	(4,100,996)

OTHER INCOME (EXPENSE)
Interest income	—	—	1,296
Interest expense	—	—	(33,682)
Other expense, net	—	—	(154,275)
Total other expense, net	—	—	(186,661)

LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	(4,287,657)

GAIN ON THE SALE OF DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	22,858,286

TOTAL INCOME FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	—	—	18,570,629

INCOME TAX EXPENSE	—	—	—

INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	—	—	18,570,629